Risk Management - Additional Information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Level 2 – Prices Sourced From Observable Data or Market Corroboration	$ (292,000,000)			$ (53,000,000)
Cash and cash equivalents	2,010,000,000		$ 1,055,000,000	378,000,000	$ 404,000,000	$ 152,000,000	$ 186,000,000
Uncommitted demand facilities	$ 0			$ 0
Top of range
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Target debt to adjusted EBITDA ratio	2.0
Interest Rate, Foreign Exchange or Cross Currency Interest Rate Swap
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0	$ 144
Crude Oil and Condensate Instruments
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Level 2 – Prices Sourced From Observable Data or Market Corroboration	$ 292,000,000
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	2.70%	2.70%		0.50%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Credit risk | Investment grade counterparties | Bottom of range
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	94.00%	94.00%